Note Employee benefits (Postretirement health care benefit plan liabilities) (Detail) - Postretirement Health Care Benefit Plan - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	$ 6,417	$ 5,820
Non current liabilities	$ 159,582	$ 155,998